Annual Total Returns - FidelityInvestmentGradeBondFund-RetailPRO - FidelityInvestmentGradeBondFund-RetailPRO - Fidelity Investment Grade Bond Fund - Fidelity Investment Grade Bond Fund	Oct. 30, 2024
Bar Chart Table:
Annual Return 2014	5.81%
Annual Return 2015	(1.57%)
Annual Return 2016	5.33%
Annual Return 2017	3.91%
Annual Return 2018	(0.36%)
Annual Return 2019	9.81%
Annual Return 2020	9.90%
Annual Return 2021	(0.89%)
Annual Return 2022	(13.48%)
Annual Return 2023	6.49%